STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statements Of Operations
Net revenues	$ 454,667	$ 111,532	$ 829,093	$ 324,826	$ 704,189	$ 335,096
Operating expenses:
Cost of operations	(335,589)	(95,425)	(632,540)	(272,573)	603,189	243,642
Selling, general and administrative expense	(2,248,713)	(389,656)	(3,127,425)	(818,345)	1,431,695	1,957,531
Gain on deferred revenue write off			2,998,242
Total operating expenses	(2,584,302)	(485,081)	(761,723)	(1,090,918)	2,034,884	2,201,173
Net loss from operations	(2,129,635)	(373,549)	67,370	(766,092)	(1,330,695)	(1,866,077)
Interest income	115	41	173	62	99	160
Net loss before income taxes					(1,330,596)	(1,865,917)
Gain (loss) on derivative liability	155,000		(302,000)
Loss on conversion of debt from a related party			(387,500)
Income tax provision	16,000	16,000	32,000	32,000	64,000	64,000
Net loss	$ (1,990,520)	$ (389,508)	$ (653,957)	$ (798,030)	$ (1,394,596)	$ (1,929,917)
Basic and diluted net loss per common share	$ (0.01)	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Weighted-average common shares outstanding, basic and diluted	201,484,299	129,617,839	190,057,196	128,315,394	133,559,623	118,911,070